3. SIGNIFICANT ACCOUNTING POLICIES: Basis of Presentation: Schedule of subsidiary entities (Tables)	12 Months Ended
Sep. 30, 2022
Tables/Schedules
Schedule of subsidiary entities

The consolidated financial statements of the Company include the accounts of Alianza Minerals Ltd. and the following entities:

Name of Subsidiaries	% of ownership	Jurisdiction	Principal Activity
Alianza Holdings Ltd.	100%	Canada	Holding Company
Canadian Shield Explorations (Int’l) Ltd.	100%	Canada	Holding Company
Estrella Gold Peru S.A.C.	100%	Peru	Exploration Company
Estrella Gold DR, S.R.L. (1)	100%	Dominican Republic	Holding Company
Tarsis Resources US Inc.	100%	Nevada, USA	Holding Company
Yanac Peru Exploration LLC	100%	Delaware, USA	Holding Company
Yanac Minera Peru S.A.C.	100%	Peru	Exploration Company